Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue Information, by Business Segment
The table below provides disaggregated revenue information by EQM business segment for the three months ended March 31, 2018.

	Three Months Ended March 31, 2018
	Gathering	Transmission	Total
	(Thousands)
Firm reservation fee revenues	$109,933	$97,775	$207,708
Volumetric based fee revenues:
Usage fees under firm contracts (1)	12,108	3,822	15,930
Usage fees under interruptible contracts	57,587	5,337	62,924
Total volumetric based fee revenues	69,695	9,159	78,854
Total operating revenues	$179,628	$106,934	$286,562

(1)	Includes fees on volumes gathered and transported in excess of firm contracted capacity as well as commodity charges and fees on all volumes transported under firm contracts.
The table below provides disaggregated revenue information by EQM business segment for the three months ended March 31, 2018.

	Three Months Ended March 31, 2018
	Gathering	Transmission	Total
	(Thousands)
Firm reservation fee revenues	$109,933	$97,775	$207,708
Volumetric based fee revenues:
Usage fees under firm contracts (1)	12,108	3,822	15,930
Usage fees under interruptible contracts	57,587	5,337	62,924
Total volumetric based fee revenues	69,695	9,159	78,854
Total operating revenues	$179,628	$106,934	$286,562

(1)	Includes fees on volumes gathered and transported in excess of firm contracted capacity as well as commodity charges and fees on all volumes transported under firm contracts.

Summary of Remaining Performance Obligations
The following table summarizes the transaction price allocated to EQM's remaining performance obligations under all contracts with firm reservation fees as of March 31, 2018.

	2018	2019	2020	2021	2022	Thereafter	Total
	(Thousands)
Gathering firm reservation fees	$333,316	$443,741	$443,741	$443,741	$443,741	$1,485,787	$3,594,067
Transmission firm reservation fees	294,044	384,018	381,788	377,619	372,544	3,039,812	4,849,825
Total firm reservation fees	$627,360	$827,759	$825,529	$821,360	$816,285	$4,525,599	$8,443,892

Duration of contract	2018	2019	2020	2021	2022	Thereafter
Gathering firm reservation fees	9	1	1	1	1
Transmission firm reservation fees	9	1	1	1	1
The following table summarizes the transaction price allocated to EQM's remaining performance obligations under all contracts with firm reservation fees as of March 31, 2018.

	2018	2019	2020	2021	2022	Thereafter	Total
	(Thousands)
Gathering firm reservation fees	$333,316	$443,741	$443,741	$443,741	$443,741	$1,485,787	$3,594,067
Transmission firm reservation fees	294,044	384,018	381,788	377,619	372,544	3,039,812	4,849,825
Total firm reservation fees	$627,360	$827,759	$825,529	$821,360	$816,285	$4,525,599	$8,443,892